Commitments (Details 5)				1 Months Ended					9 Months Ended		12 Months Ended
	Oct. 31, 2015 USD ($)	Oct. 31, 2015 OMR	Oct. 02, 2014 USD ($)	Oct. 27, 2015 USD ($)	Oct. 27, 2015 OMR	Jul. 31, 2015	Jan. 16, 2015 USD ($)	Jan. 16, 2015 OMR	Sep. 30, 2015 USD ($)	Sep. 30, 2015 OMR	Dec. 31, 2014 USD ($)	Dec. 31, 2014 OMR	Sep. 30, 2015 OMR	Jan. 16, 2015 OMR	Dec. 31, 2014 OMR
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Percentage of owned subsidiary for project									7.10%		7.10%		7.10%		7.10%
Rent description									The five year period commencing on the Operative Date is a rent free period and thereafter LLC will pay annual rent to the Government based on only the built but unsold commercial area of the Omagine Project (approximately 150,000 sq. meters) or approximately 45,000 Omani Rials ($117,000) per year based on the current annual per square meter fee of 0.300 Omani Rials ($0.78).	The five year period commencing on the Operative Date is a rent free period and thereafter LLC will pay annual rent to the Government based on only the built but unsold commercial area of the Omagine Project (approximately 150,000 sq. meters) or approximately 45,000 Omani Rials ($117,000) per year based on the current annual per square meter fee of 0.300 Omani Rials ($0.78).
 DA specifies that the initial 5 year period commencing on the Effective Date shall be a rent free period and that the Annual Usufruct Rent thereafter will be based on the built but unsold commercial area only of the Omagine Project (approximately 150,000 sq. meters) or approximately 45,000 Omani Rials ($117,000) per year based on the current Annual Usufruct Fee of 0.30 Omani Rials ($0.78) per square meter.

 DA specifies that the initial 5 year period commencing on the Effective Date shall be a rent free period and that the Annual Usufruct Rent thereafter will be based on the built but unsold commercial area only of the Omagine Project (approximately 150,000 sq. meters) or approximately 45,000 Omani Rials ($117,000) per year based on the current Annual Usufruct Fee of 0.30 Omani Rials ($0.78) per square meter.

Subsequent Event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Additional cash capital contributions				$ 78,000	OMR 30,000		$ 78,000	OMR 30,000,000
Cash advances to Omagine LLC							$ 286,000							OMR 110,000
OMAG Final Equity Investment [Member] | Subsequent Event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Additional cash capital contributions				$ 546,000	OMR 210,000
Omagine LLC Shareholder Agreement | OMAG Final Equity Investment [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Capital contributions									$ 234,000	OMR 90,000	$ 234,000	OMR 90,000
Additional cash capital contributions									546,000	210,000	546,000	210,000
Cash advances to Omagine LLC									180,000		208,000		OMR 468,000		OMR 80,000
Omagine LLC Shareholder Agreement | OMAG Final Equity Investment [Member] | Subsequent Event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Capital contributions	$ 546,000	OMR 210,000
Omagine LLC Shareholder Agreement | New Investors [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Capital contributions									156,000	60,000	156,000	60,000
Additional cash capital contributions									69,233,125	26,628,125	69,233,125	26,628,125
Omagine LLC Shareholder Agreement | Omagine LLC [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Capital contributions									52,000	20,000	52,000	20,000
Additional cash capital contributions									$ 182,000	OMR 70,000	$ 182,000	OMR 70,000
Omagine Llc Development Agreement [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Percentage of owned subsidiary for project			60.00%
Term of agreement			20 years			5 years			20 years	20 years	5 years	5 years
Description of development agreement
LLC’s delivery to the Government within twelve months from the Execution Date of a term sheet with lenders for the financing of the first phase, any other phase or all of the Project, (2) LLC’s submission within 8 months of the Execution Date to the Ministry of Tourism of a social impact assessment and the Government’s approval thereof within 12 months of the Execution Date, (3) the Government’s approval of the development control plan within 12 months of the Execution Date, and (4) the transformation of LLC into a joint stock company within 12 months of the Execution Date.
						LLC's delivery to the Government within twelve months from the Operative Date of a term sheet with lenders for the financing of the First Phase, any other phase or all of the Project, (2) LLC's submission to the Ministry of Tourism of a social impact assessment within 8 months of the Operative Date and the Government's approval thereof within 12 months of the Operative Date, (3) the Government's approval within 12 months of the Operative Date of the development control plan for the Omagine Project and (4) the transformation of LLC into a joint stock company within 12 months of the Operative Date.
Land rights registration fee									$ 20,250	OMR 52,650
Usufruct Agreement [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Term of agreement			50 years						50 years	50 years
Percentage of usufruct rent			0.50%
Payments for rent			$ 600